Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
At cost	$ 1,347,718	$ 1,347,718	$ 1,347,718
Less accumulated amortisation	(475,340)	(403,298)	(307,245)
Total	872,378	944,420	1,040,472
Within 1 year (Current)	89,109	89,109	82,386
Non-current	812,513	879,347	971,752
Total	901,622	968,456	1,054,138
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Within 1 year (Current)	89,109	89,109	82,386
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non-current	80,750	80,750	92,405
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current	224,930	224,930	227,744
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current	$ 506,833	$ 573,667	$ 651,603